UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22299

RENN Fund, Inc.

(Exact name of Registrant as specified in charter)

470 Park Avenue South,

New York, NY 10016

(Address of principal executive offices)

(914) 703-6904

(Registrant’s telephone number, including area code)

Jay Kesslen

Horizon Kinetics, LLC

470 Park Avenue South

New York, NY 10016

(Name and address of agent for service of process)

(914) 703-6904

(Agent’s telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 through June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CRR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1: Proxy Voting Record.

Disclosed is the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22299
Reporting Period: 07/01/2018 - 06/30/2019
RENN Fund, Inc.

============================= The RENN Fund, Inc. ==============================

BOVIE MEDICAL CORP.

Ticker:       BVX            Security ID:  10211F100
Meeting Date: AUG 30, 2018   Meeting Type: Annual
Record Date:  JUL 25, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Sale of Company Assets          For       For          Management
2.1   Elect Director Andrew Makrides          For       For          Management
2.2   Elect Director Charles D. Goodwin       For       For          Management
2.3   Elect Director J. Robert Saron          For       For          Management
2.4   Elect Director Michael Geraghty         For       For          Management
2.5   Elect Director Lawrence J. Waldman      For       For          Management
2.6   Elect Director John Andres              For       For          Management
2.7   Elect Director Craig Swandal            For       For          Management
3     Ratify Frazier & Deeter, LLC as         For       For          Management
      Auditors
4     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
5     Adjourn Meeting                         For       For          Management

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CACI INTERNATIONAL, INC.

Ticker:       CACI           Security ID:  127190304
Meeting Date: NOV 15, 2018   Meeting Type: Annual
Record Date:  SEP 17, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A    Elect Director Kenneth Asbury           For       For          Management
1B    Elect Director Michael A. Daniels       For       For          Management
1C    Elect Director James S. Gilmore, III    For       For          Management
1D    Elect Director William L. Jews          For       For          Management
1E    Elect Director Gregory G. Johnson       For       For          Management
1F    Elect Director J. Phillip London        For       For          Management
1G    Elect Director James L. Pavitt          For       For          Management
1H    Elect Director Warren R. Phillips       For       For          Management
1I    Elect Director Debora A. Plunkett       For       For          Management
1J    Elect Director Charles P. Revoile       For       For          Management
1K    Elect Director William S. Wallace       For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management

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CBOE GLOBAL MARKETS, INC.

Ticker:       CBOE           Security ID:  12503M108
Meeting Date: MAY 16, 2019   Meeting Type: Annual
Record Date:  MAR 19, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Edward T. Tilly          For       For          Management
1.2   Elect Director Eugene S. Sunshine       For       For          Management
1.3   Elect Director Frank E. English, Jr.    For       For          Management
1.4   Elect Director William M. Farrow, III   For       For          Management
1.5   Elect Director Edward J. Fitzpatrick    For       For          Management
1.6   Elect Director Janet P. Froetscher      For       For          Management
1.7   Elect Director Jill R. Goodman          For       For          Management
1.8   Elect Director Roderick A. Palmore      For       For          Management
1.9   Elect Director James E. Parisi          For       For          Management
1.10  Elect Director Joseph P. Ratterman      For       For          Management
1.11  Elect Director Michael L. Richter       For       For          Management
1.12  Elect Director Jill E. Sommers          For       For          Management
1.13  Elect Director Carole E. Stone          For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors

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CIVEO CORPORATION

Ticker:       CVEO           Security ID:  17878Y108
Meeting Date: MAY 16, 2019   Meeting Type: Annual
Record Date:  MAR 27, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard A. Navarre       For       For          Management
1.2   Elect Director Martin A. Lambert        For       For          Management
1.3   Elect Director Constance B. Moore       For       For          Management
2     Approve Ernst & Young LLP as Auditors   For       For          Management
      and Authorize Board to Fix Their
      Remuneration
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

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CME GROUP INC.

Ticker:       CME            Security ID:  12572Q105
Meeting Date: MAY 08, 2019   Meeting Type: Annual
Record Date:  MAR 11, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Terrence A. Duffy        For       For          Management
1b    Elect Director Timothy S. Bitsberger    For       For          Management
1c    Elect Director Charles P. Carey         For       For          Management
1d    Elect Director Dennis H. Chookaszian    For       For          Management
1e    Elect Director Ana Dutra                For       For          Management
1f    Elect Director Martin J. Gepsman        For       For          Management
1g    Elect Director Larry G. Gerdes          For       For          Management
1h    Elect Director Daniel R. Glickman       For       For          Management
1i    Elect Director Daniel G. Kaye           For       For          Management
1j    Elect Director Phyllis M. Lockett       For       For          Management
1k    Elect Director Deborah J. Lucas         For       For          Management
1l    Elect Director Alex J. Pollock          For       For          Management
1m    Elect Director Terry L. Savage          For       For          Management
1n    Elect Director William R. Shepard       For       For          Management
1o    Elect Director Howard J. Siegel         For       For          Management
1p    Elect Director Michael A. Spencer       For       For          Management
1q    Elect Director Dennis A. Suskind        For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

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CME GROUP, INC.

Ticker:       CME            Security ID:  12572Q105
Meeting Date: NOV 29, 2018   Meeting Type: Special
Record Date:  SEP 06, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Eliminate All or Some of the Class B    For       For          Management
      Election Rights

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DUNDEE CORPORATION

Ticker:       DC.A           Security ID:  264901109
Meeting Date: JUN 06, 2019   Meeting Type: Annual
Record Date:  APR 10, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve PricewaterhouseCoopers LLP as   For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration
2.1   Elect Director Tanya Covassin           For       For          Management
2.2   Elect Director Jonathan Goodman         For       For          Management
2.3   Elect Director Garth A. C. MacRae       For       For          Management
2.4   Elect Director Isabel Meharry           For       For          Management
2.5   Elect Director Andrew Molson            For       For          Management
2.6   Elect Director Lila Murphy              For       For          Management
2.7   Elect Director Peter Nixon              For       For          Management
2.8   Elect Director Allen J. Palmiere        For       For          Management
2.9   Elect Director A. Murray Sinclair       For       For          Management

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TEXAS PACIFIC LAND TRUST

Ticker:       TPL            Security ID:  882610108
Meeting Date: JUN 06, 2019   Meeting Type: Proxy Contest
Record Date:  MAR 28, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
      Management Proxy (Blue Proxy Card)      None
1     Elect Director Donald G. Cook           For       Did Not Vote Management
#     Proposal                                Diss Rec  Vote Cast    Sponsor
      Dissident Proxy (White Proxy Card)      None
1     Elect Directors Eric L. Oliver          For       For          Shareholder

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENN Fund, Inc.

By:	/s/ Jay Kesslen
Jay Kesslen
Vice President, Chief Compliance Officer

Date: August 12, 2019